FINANCIAL ASSETS AND LIABILITIES - Summary of Carrying Amount of Financial Liabilities (Details) (Parenthetical) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Advance by suppliers with financial institutions	R$ 5,187,849	R$ 4,184,525
Finance costs	7,637,116	11,337,430	R$ 4,706,535
Other financial liabilities [member]
Disclosure of financial liabilities [line items]
Finance costs	R$ 48,275	R$ 91,597
Other financial liabilities [member] | Rumo S.A. [member]
Disclosure of financial liabilities [line items]
Average rate	11.05%	12.42%
Average payment term to suppliers	35 days	111 days